18. Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Total deposits with related parties	$ 6,179,453	$ 5,679,969
Amount of rental income received	30,365	62,092
Amount paid to CFSG	47,676	48,943
Amount paid to SERP	$ 0	$ 1,412